Jun. 12, 2017
Cavalier Fundamental Growth Fund

STARBOARD INVESTMENT TRUST

Cavalier Funds

Supplement to the Prospectus, Summary Prospectus, and

Statement of Additional Information

June 12, 2017

This supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information dated June 12, 2016 for the Cavalier Adaptive Income Fund, Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund and Cavalier Tactical Rotation Fund (the "Funds"), each a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Funds toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.

This supplement is to notify shareholders, prospective investors, and other interested parties that the Class P Shares of the Funds will discontinue operations on August 11, 2017.

At a meeting held on June 8, 2017, the Funds' Board of Trustees, in consultation with the Funds' investment advisor, Cavalier Investments, LLC, determined that the dissolution and liquidation of the Class P Shares of the Funds is in the best interests of the Funds and their shareholders. In accordance with the decision, the Board of Trustees has directed that (i) all of the Class P Shares' portfolio securities be liquidated in an orderly manner and (ii) all outstanding shareholder accounts on August 11, 2017 be closed and the proceeds of each account sent to the shareholder's address of record or to such other address as directed by the shareholder. As of the date of this supplement, the Funds are ceasing the sale of new Class P Shares and will no longer accept purchase orders. The Funds will accept redemption orders until August 11, 2017 and will waive any redemption fees that would otherwise be imposed by the Funds.

This will be considered a sale of Fund shares and shareholders should consult with their tax advisors to ensure its proper treatment on their income tax return.

Shareholders may direct any questions about their account to the Fund at 1-800-773-3863.

Investors Should Retain This Supplement for Future Reference